AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (unaudited)
December 31, 2025
	Initial Acquisition Date	Par Value/Shares	Cost	Value	Percent of Net Assets
Private Equity Co-Investments – 1.5%
CF BYD Investors LP (Materials)(a)	08/08/2024	(b)	$6,019,918	$7,541,923	0.8%
Matobo Rock S.à r.l. (Industrials) (Sweden)(c)	03/21/2025	(b)	5,678,403	6,831,518	0.7%
Total Private Equity Co-Investments			11,698,321	14,373,441	1.5%
Direct Private Debt Co-Investments – 5.8%
AIS Holdco, LLC (Financials) (3 month SOFR + 6.000%), 9.672%, May 21, 2029(a),(c),(d)	05/21/2024	3,127,527	3,078,683	3,086,326	0.3%
DAZN Limited (Communication Services) (3 month SOFR + 7.050%), (United Kingdom) 10.907%, March 31, 2028(a),(c),(d)	06/30/2025	17,410,575	17,419,877	17,716,356	1.9%
PurFoods, LLC (Consumer Staples) (3 month SOFR + 5.000%), 8.672%, August 12, 2027(a),(c),(d)	08/14/2024	4,043,000	4,031,377	4,045,194	0.4%
Roman New Bidco Limited (Financials) (Daily SONIA Compounding NCCR + 5.920%), (United Kingdom) 9.893%, June 30, 2028(a),(c),(d),(e)	05/13/2025	10,000,000	13,097,059	13,404,786	1.4%
Roman New Bidco Limited Acquistion Capex Facility 2 (Financials) (Daily SONIA Compounding NCCR + 5.920%), (United Kingdom) 9.645%, June 30, 2028(a),(c),(d),(e)	11/04/2025	600,000	771,722	749,360	0.1%
Sequoia Financial Group, LLC (Debt) Tranche 2 (Financials) (3 month SOFR + 5.060%), 8.732%, November 29, 2027(a),(c),(d)	03/28/2025	5,230,043	5,114,815	5,237,154	0.6%
Transcendia Holdings, Inc. (Materials) (1 month SOFR + 6.500%), 10.216%, November 24, 2029(a),(c),(d)	05/24/2024	6,654,763	6,551,925	6,673,423	0.7%
WildBrain Ltd. (Communication Services) (3 month SOFR + 5.500%), 9.360%, July 23, 2029(a),(c),(d)	07/23/2024	3,988,978	3,927,905	4,026,980	0.4%
WildBrain Ltd. - Revolving Credit Facility (Communication Services) (3 month SOFR + 5.500%), 9.360%, July 23, 2029(a),(c),(d)	08/07/2024	283,494	283,494	277,374	0.0%#
Total Direct Private Debt Co-Investments			54,276,857	55,216,953	5.8%
Primary Private Investment Funds – 2.1%
BSP Levered US SOF III (Senior Secured Opportunities) Fund L.P.(c)	11/14/2025	(b)	2,525,502	2,502,749	0.3%
Clearlake Credit Europe Subordinated Debt VI Feeder 3 (USD) SCSp (Luxembourg)(c)	11/05/2025	(b)	255,005	244,750	0.0%#
CVC Private Credit Fund S.A. SICAV (Luxembourg)(c)	10/03/2025	(b)	7,257,619	7,417,595	0.8%
Fortress Credit Opportunities Fund VI(c)	07/30/2025	(b)	6,168,011	6,165,784	0.6%
Permira Strategic Opportunities I (United Kingdom)(f)	06/25/2025	(b)	596,172	630,090	0.1%
Thoma Bravo Credit Fund III, L.P.(c)	12/31/2024	(b)	1,729,398	1,761,830	0.2%
Varde CRE Lending Fund(c)	07/01/2025	(b)	1,141,304	1,151,301	0.1%
Total Primary Private Investment Funds			19,673,011	19,874,099	2.1%
Secondary Private Investment Funds – 85.2%
Apollo European Principal Finance Fund (United Kingdom)(c)	07/01/2025	(b)	11,016	8,464	0.0%#
Apollo European Principal Finance Fund II (United Kingdom)(c)	07/01/2025	(b)	180,554	174,868	0.0%#
Apollo European Principal Finance Fund III (United Kingdom)(c)	07/01/2025	(b)	1,509,481	1,209,296	0.1%
Apollo European Principal Finance Fund IV (Dollar A), L.P.(c)	10/01/2024	(b)	1,990,306	2,158,357	0.2%
Ares Private Credit Solutions, L.P.(c),(g)	04/01/2025	(b)	1,423,336	1,925,422	0.2%
Atalaya A4 (Cayman) LP(c),(g)	04/01/2025	(b)	3,698,679	4,292,608	0.5%
Atlantic Park Strategic Capital Fund II, L.P.(c)	10/01/2024	(b)	2,298,949	2,361,002	0.2%
Audax Senior Loan Fund I, L.P.(c)	06/28/2024	(b)	70,072,782	71,018,759	7.5%
BioPharma Credit Investments V (Master) LP(c),(g)	12/31/2024	(b)	12,638,538	14,726,495	1.6%

AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (continued)
	Initial Acquisition Date	Par Value/Shares	Cost	Value	Percent of Net Assets
BlackRock Direct Lending Fund 2025-C, L.P.(c)	08/29/2025	(b)	$93,585,921	$101,450,222	10.7%
Blue Owl Asset Income Fund Evergreen LP(c),(g)	04/01/2025	(b)	796,785	889,325	0.1%
Blue Owl First Lien Fund LP(c)	12/31/2024	(b)	72,748,601	54,389,791	5.7%
BSP Debt Fund IV CV L.P.(c)	08/28/2025	(b)	40,099,144	41,227,836	4.4%
Crescent Credit Solutions VII CV, L.P.(c)	12/31/2025	(b)	81,943,324	93,738,798	9.9%
Crestline Specialty Lending III, L.P.(c),(g)	03/31/2025	(b)	1,720,072	2,063,815	0.2%
CVC Credit Partners EU DL II Co.-Invest Fund SCSp (Luxembourg)(c)	10/01/2025	(b)	5,783,107	6,929,871	0.7%
CVC Credit Partners European Direct Lending Feeder Fund III (Coinvest-DL) SCSp(c)	10/01/2025	(b)	4,111,108	4,395,006	0.5%
CVC Credit Partners European Direct Lending Feeder Fund III (DL) SCSp(c)	10/01/2025	(b)	19,135,231	20,372,793	2.2%
Davidson Kempner Long-Term Distressed Opportunities International III LP(c)	07/01/2025	(b)	36,390	130,569	0.0%#
Eagle Point Defensive Income Fund II US LP(c)	10/01/2024	(b)	13,277,696	15,691,976	1.7%
Eagle Point Defensive Income Fund US LP(c)	10/01/2024	(b)	5,401,523	6,613,171	0.7%
European Asset Value Offshore Fund II, L.P. (United Kingdom)(c)	09/30/2025	(b)	9,268,741	8,862,163	0.9%
European Middle Market Private Debt Fund I SCSp (Luxembourg)(c)	10/01/2025	(b)	8,662,681	10,812,122	1.1%
Everberg Capital Partners II, L.P.(f),(g)	03/31/2025	(b)	2,276,852	2,624,235	0.3%
Falcon Strategic Partners IV (Cayman), LP(c)	06/30/2025	(b)	1,544,515	1,283,673	0.1%
Falcon Strategic Partners V (Cayman 2), LP(c)	06/30/2025	(b)	2,467,668	2,247,782	0.2%
Fortress Credit Opportunities Fund III(c)	07/01/2025	(b)	68,523	116,622	0.0%#
Fortress Credit Opportunities Fund IV(c)	07/01/2025	(b)	731,339	957,160	0.1%
Fortress Lending Fund I (A) LP(c)	10/01/2025	(b)	5,389,103	6,017,429	0.6%
Fortress Lending Fund II (D) LP(c)	10/01/2025	(b)	14,691,286	16,008,866	1.7%
Fortress Lending Fund III (B) L.P.(c)	10/01/2025	(b)	26,444,879	30,215,762	3.2%
FTAI Aircraft Leasing Offshore SPV (2025) L.P.(c)	11/07/2025	(b)	24,716,402	24,542,723	2.6%
Gallatin Point Capital Partners II LP(f)	10/01/2024	(b)	8,414,606	10,370,777	1.1%
Guggenheim Investments Private Debt Fund IV-A, L.P. (c)	05/30/2024	(b)	18,191,353	19,147,303	2.0%
HPS Mezzanine Partners III(c)	07/01/2025	(b)	722,102	678,031	0.1%
i80 Group Asset Based Finance LP(c)	12/19/2025	(b)	22,302,787	22,332,008	2.4%
Linden Structured Capital Fund[-A] LP(c),(g)	03/31/2025	(b)	3,940,045	5,040,799	0.5%
MGG SF Evergreen Fund (Cayman) LP(c)	12/31/2024	(b)	38,333,652	42,295,168	4.5%
MV Subordinated IV Feeder SCSP (United Kingdom)(a),(c)	06/30/2025	(b)	3,348,391	3,895,168	0.4%
MV Subordinated V Feeder SCSp (United Kingdom)(a),(c)	06/30/2025	(b)	5,441,806	6,198,158	0.7%
North Haven Credit Partners II Offshore Feeder L.P.(c)	07/01/2025	(b)	729,090	774,599	0.1%
Park Square Capital Credit Opportunities III (USD), L.P.(c)	12/31/2024	(b)	3,581,735	3,371,765	0.4%
Permira Credit Solutions II Master L.P. 1 (United Kingdom)(c)	05/12/2025	(b)	2,169,031	3,062,894	0.3%
Permira Credit Solutions III Master EURO L.P. (United Kingdom)(c)	03/31/2025	(b)	(13,580)	741,695	0.1%
Permira Credit Solutions IV Master Euro SCSp (United Kingdom)(c)	03/31/2025	(b)	12,208,746	14,683,742	1.6%
Permira Credit Solutions IV Senior GBP SCSp (United Kingdom)(c)	04/01/2025	(b)	5,159,102	6,202,543	0.7%
Permira Credit Solutions V Senior GBP SCSp (United Kingdom)(c)	04/01/2025	(b)	5,572,239	6,095,311	0.6%
Providence Debt Fund III (Non-US) L.P.(c)	06/30/2025	(b)	298,001	361,439	0.0%#
Raven Evergreen Credit Fund II LP(c),(g)	03/31/2025	(b)	5,400,528	6,396,001	0.7%
Shamrock Capital Emeral Fund, L.P.(f)	10/02/2025	(b)	24,634,423	30,006,393	3.2%
Silver Point Specialty Credit Fund II, L.P.(c),(g)	03/31/2025	(b)	3,440,855	4,467,293	0.5%

AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (continued)
	Initial Acquisition Date	Par Value/Shares	Cost	Value	Percent of Net Assets
The Varde Dislocation Fund (USD)(c)	07/01/2025	(b)	$2,344,194	$3,675,450	0.4%
TPG Twin Brook Direct Lending Continuation Fund(c),(g)	08/7/2025	(b)	23,250,000	23,852,020	2.5%
Tree Line Direct Lending II, LP(c)	07/02/2024	(b)	30,613,463	32,330,015	3.4%
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.(c),(g)	04/01/2025	(b)	9,890,620	10,196,521	1.1%
Warburg Pincus Capital Solutions Founders Fund (Cayman), L.P.(c)	10/01/2024	(b)	204,967	371,003	0.0%#
Total Secondary Private Investment Funds			758,902,688	806,003,077	85.2%
Business Development Companies – 7.8%
Blue Owl Technology Finance Corp.(c),(g),(h)	04/24/2025	216,816	3,080,609	3,152,505	0.3%
Silver Point Specialty Lending Fund(c)	05/12/2025	1,600,000	40,057,900	41,568,560	4.4%
Stone Point Credit Corporation(c)	10/01/2024	1,319,770	26,442,727	29,198,264	3.1%
Total Business Development Company			69,581,236	73,919,329	7.8%

Short-Term Investments – 13.4%
Other Investment Companies – 13.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(i)	N/A	126,892,622	126,892,622	126,892,622	13.4%
Total Investments - 115.8%			1,041,024,735	1,096,279,521	115.8%
Other Assets, less Liabilities - (15.8%)(j)				(149,600,897)	(15.8)%
Net Assets - 100.0%				$946,678,624	100.0%

(a)	Security's value was determined by using significant unobservable inputs.
(b)	Investment does not issue shares.
(c)	Investment is held by AMG Pantheon Credit Solutions Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Credit Solutions Fund (the “Fund”).
(d)	Variable rate security. The rate shown is based on the latest available information as of December 31, 2025.
(e)	Par value amount stated in Great British Pounds (GBP).
(f)	Investment is held by AMG Pantheon Credit Solutions Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Fund.
(g)	All or part of the investment was acquired through a deferred payment transaction. The market value for deferred payments on investments at December 31, 2025, amounted to $139,697,223 or 14.8% of net assets.
(h)	On June 12, 2025, Blue Owl Technology Finance Corp. ("OTF") registered as a publicly traded BDC under the Exchange Act of 1934 and listed its shares on the New York Stock Exchange. The Fund received 10,829 unrestricted shares and 205,744 restricted shares of OTF. The restricted shares will be released pursuant to OTF’s share release schedule, as amended. As of December 31, 2025, 68,581 restricted shares have been released and the remaining restricted shares are scheduled for partial release on 1/20/26, 2/20/26, 3/9/26, 4/20/26, and 5/20/26, with full release occurring on 6/12/26. As of December 31, 2025, the Fund held 137,163 restricted shares and 79,653 unrestricted shares of OTF. The cost and market value of the restricted shares was $1,948,721 and $1,994,350, respectively, and the cost and market value of the unrestricted shares was $1,131,887 and $1,158,155, respectively. The restricted and unrestricted shares represent 0.2% and 0.1% of net assets, respectively.
(i)	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
(j)	The payable for investments purchased with an original settlement period of over one year are reflected at net present value.
#	Less than 0.05%.

NCCR	Non-Cumulative Compounded Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Private Equity Co-Investments	—	—	$7,541,923	$6,831,518	$14,373,441
Direct Private Debt Co-Investments	—	—	55,216,953	—	55,216,953
Primary Private Investment Funds	—	—	—	19,874,099	19,874,099
Secondary Private Investment Funds	—	—	10,093,326	795,909,751	806,003,077
Business Development Companies	$3,152,505	—	—	70,766,824	73,919,329
Short-Term Investments	126,892,622	—	—	—	126,892,622
Total Investments	$130,045,127	—	$72,852,202	$893,382,192	$1,096,279,521

AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at December 31, 2025:
	Private Equity Co-Investments	Direct Private Debt Co-Investments	Secondary Private Investment Funds
Balance as of March 31, 2025	$6,522,000	$23,279,537	—
Purchases	—	31,961,742	$8,790,197
Sales & Distributions	—	(590,909)	—
Accrued discounts (premiums)	—	116,182	—
Realized Gain (Losses)	—	—	—
Net change in unrealized appreciation/depreciation	1,019,923	450,401	1,303,129
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2025	$7,541,923	$55,216,953	$10,093,326

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2025	$1,019,923	$450,401	$1,303,129
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of December 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of December 31, 2025	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input(a)
Private Equity Co-Investments	$7,541,923	Discounted Cash Flow	Discount Rate	16.90%	N/A	Decrease
Direct Private Debt Co-Investments	55,216,953	Discounted Cash Flow	Discount Rate	7.63% - 11.41%	10.31%	Decrease
Secondary Private Investment Funds	10,093,326	Discounted Cash Flow	Discount Rate	11.50%	N/A	Decrease
	$72,852,202

(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The country/region allocation in the Consolidated Schedule of Investments at December 31, 2025, was as follows:
Country/Region	% of Total Investments
Luxembourg	2.9%
Sweden	0.8%
United Kingdom	9.5%
United States	86.8%
Total	100.0%
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

Notes to Consolidated Schedule of Investments (unaudited)
December 31, 2025
1.  VALUATION OF INVESTMENTS
The portfolio investments of AMG Pantheon Credit Solutions Fund (the "Fund") are valued based on an evaluation of fair value, pursuant to procedures established by Pantheon Ventures (US) LP ("Pantheon" or the "Investment Manager") and under the general supervision of the Fund's Board of Trustees (the "Board").
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated the Investment Manager as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.
Investments in open-end registered investment companies are valued at their end of day net asset value ("NAV") per share.
Debt instruments such as fixed income securities, are valued based on the mid- or last- trade price. Other debt instruments including but not limited to government bonds and structured products are valued at the mid-price. The prices of debt instruments may be obtained from a third-party pricing service, broker or dealer. Pantheon uses third-party valuation providers to perform quarterly independent valuations of the direct debt investments and co-investments. Valuations received from the independent valuation providers are reviewed to ensure the valuations are in accordance with all relevant valuation and accounting standards. The quarterly valuations will be used as the basis for daily valuations, with adjustments made as necessary.
The valuation of underlying private capital funds held by the Fund will generally be based on the estimated valuations provided by the general partners or managers of underlying funds or a third-party valuation provider on a quarterly basis (which estimates valuations typically reflect the fair value of the Fund’s capital account balance of each underlying fund, including unrealized gains and losses, as reported in the financial statements of the respective underlying fund). Following receipt of the underlying funds’ audited annual financial statements, Pantheon will then consider the actual audited valuations provided by the general partners or managers of underlying funds in determining Pantheon’s future estimated valuations of the underlying funds. The general partner valuations will be used as the basis for daily valuations, with adjustments made as necessary through a third-party valuation provider. The underlying debt and equity securities are typically private, meaning there is no active market or observable prices. Investments are initially recognized at purchase price, except where conditions exist to suggest this is not indicative of fair value, in which case the Investment Manager will propose an adjustment to the purchase price using appropriate valuation techniques in accordance with the International Private Equity and Venture Capital Valuation (“IPEV”) Guidelines.
The estimated valuations of the underlying funds provided by fund managers may be adjusted by the Investment Manager, provided there is material evidence and there is sufficient supporting documentation that fair value can be reliably estimated.
The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly and quarterly reports summarizing fair value activity, material fair value matters that occurred during the month or quarter, as applicable, and outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.
Accounting principles generally accepted in the United States of America ("U.S. GAAP") defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.
The three-tier hierarchy of inputs is summarized below:
Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, broker quoted securities, fair valued securities with observable inputs)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)
Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Consolidated Schedule of Investments (continued)
2.  PRIVATE INVESTMENTS
Private credit investments are typically made in non-public companies through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives. During the period ended December 31, 2025, the Fund invested in private credit investment funds ("Investment Funds") and private loans with issuers through co-investment transactions.
Investors in Investment Funds usually commit to providing up to a certain amount of capital, which may be called when requested by the Investment Fund’s manager or general partner. The amount of capital that has not been called by the general partner—referred to as the unfunded commitment—may obligate the Fund to supply additional capital to the general partner on demand, representing a potential financial obligation by the Fund in the future. Once called, the general partner may make private credit investments on behalf of the Investment Fund.
The following table represents investment strategies, unfunded commitments and redemptive restrictions of Investment Funds as of  December 31, 2025:

Investment Category	Fair Value	Unfunded Commitments(*)	Remaining Life(**)	Redemption frequency	Notice (In Days)	Redemption Restrictions
Private Debt(a)	$893,382,192	$220,022,566	Up to 11 years	N/A	N/A	N/A
(a)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(*)	As of the period ended December 31, 2025, the unfunded commitment amounts include unfunded commitments for one Primary Private Investment Fund of $815,218. The effective date of the first capital call is still to be determined.
(**)	Evergreen Fund Investments and Business Development Companies do not have fixed contractual lives. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds that have fixed contractual lives.
Private loans purchased directly by the Fund may be structured to include both term loans—which may be fully funded at the time of investment or at a later date (i.e., delayed draw term loans)—and revolving credit facilities, which provide borrowers with ongoing access to capital, allowing multiple borrowings and repayments within the committed limit over the term of the facility.  Revolving credit facilities and delayed draw term loans may obligate the Fund to supply additional capital to the borrower on demand, representing a potential financial obligation by the Fund in the future.
As of December 31, 2025, the Fund’s unfunded commitments from revolving credit facilities and delayed draw term loans consisted of the following:

Portfolio Company Name	Investment Type	Commitment Type	Unfunded Commitments
AIS Holdco, LLC	First Lien Senior Secured	Revolving Credit Facility	$202,156
WildBrain Ltd.	First Lien Senior Secured	Revolving Credit Facility	152,651
Sequoia Financial Group, LLC	First Lien Senior Secured	Revolving Credit Facility	1,304,348
Roman New Bidco Limited	First Lien Senior Secured	Delayed Draw Term Loan	5,930,980